FORMULAFOLIOS HEDGED GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 55.5%
30,333	iShares Core S&P 500 ETF	$ 13,731,446
33,295	iShares Core S&P Mid-Cap ETF	8,799,869
83,036	iShares Core S&P Small-Cap ETF	8,368,368
64,561	Vanguard High Dividend Yield ETF	6,952,574
		37,852,257
	FIXED INCOME - 42.5%
202,812	iShares 1-3 Year Treasury Bond ETF	16,476,447
136,418	SPDR Bloomberg 1-3 Month T-Bill ETF	12,531,357
		29,007,804

	TOTAL EXCHANGE-TRADED FUNDS (Cost $65,585,518)	66,860,061

	TOTAL INVESTMENTS - 98.0% (Cost $65,585,518)	$ 66,860,061
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%	1,382,385
	NET ASSETS - 100.0%	$ 68,242,446

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

FORMULAFOLIOS SMART GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	EQUITY - 76.3%
14,039	iShares Core S&P 500 ETF	$ 6,355,316
9,561	iShares Core S&P Mid-Cap ETF	2,526,972
24,272	iShares Core S&P Small-Cap ETF	2,446,132
14,953	SPDR S&P Dividend ETF	1,828,004
17,352	Vanguard High Dividend Yield ETF	1,868,637
		15,025,061
	FIXED INCOME - 23.0%
49,428	SPDR Bloomberg 1-3 Month T-Bill ETF	4,540,456

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,885,507)	19,565,517

	TOTAL INVESTMENTS - 99.3% (Cost $16,885,507)	$ 19,565,517
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	143,076
	NET ASSETS - 100.0%	$ 19,708,593

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

FORMULAFOLIOS TACTICAL GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.6%
	FIXED INCOME - 98.6%
63,169	iShares 0-3 Month Treasury Bond ETF	$ 6,359,223
47,652	iShares Core U.S. Aggregate Bond ETF	4,612,714
36,906	SPDR Bloomberg 1-3 Month T-Bill ETF	3,390,185
128,892	Vanguard Ultra Short Bond ETF(a)	6,349,220
		20,711,342

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,837,847)	20,711,342

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
266,325	Morgan Stanley Institutional Liquidity Funds Government Funds – Institutional Class, 5.17% (Cost $266,325)(b)(c)	266,325

	TOTAL INVESTMENTS - 99.9% (Cost $21,104,172)	$ 20,977,667
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	26,182
	NET ASSETS - 100.0%	$ 21,003,849

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of securities on loan as of August 31, 2023 was $260,972.
(b)	Security was purchased with cash received as collateral for securities on loan at August 31, 2023. Total collateral had a value of $266,325 at August 31, 2023.
(c)	Rate disclosed is the seven day effective yield as of August 31, 2023.

FORMULAFOLIOS TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	FIXED INCOME - 98.0%
178,478	iShares 1-3 Year Treasury Bond ETF	$ 14,499,553
133,955	iShares 7-10 Year Treasury Bond ETF	12,698,934
152,180	iShares Core U.S. Aggregate Bond ETF	14,731,024
126,826	SPDR Bloomberg 1-3 Month T-Bill ETF	11,650,236
238,430	Vanguard Total Bond Market ETF	17,107,353
		70,687,100

	TOTAL EXCHANGE-TRADED FUNDS (Cost $78,765,824)	70,687,100

	TOTAL INVESTMENTS - 98.0% (Cost $78,765,824)	$ 70,687,100
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%	1,447,342
	NET ASSETS - 100.0%	$ 72,134,442

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt